Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Capital Managment [Abstract]
Summary of Capital Structure
The capital structure at December 31 was as follows:

	2017	2016

Long-term debt [note 12]	$1,494,471	$1,493,327
Cash and cash equivalents	(591,620)	(320,278)

Net debt	902,851	1,173,049

Non-controlling interest	371	157
Shareholders' equity	4,859,288	5,258,371

Total equity	4,859,659	5,258,528

Total capital	$5,762,510	$6,431,577